Offsets	Sep. 17, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Four Corners Property Trust, Inc.
Form or Filing Type	S-3
File Number	333-268205
Initial Filing Date	Nov. 07, 2022
Fee Offset Claimed	$ 4,981.78
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 45,206,777
Offset Note
(1)
Four Corners Property Trust, Inc. (the “Company”) is registering shares of common stock having a proposed maximum aggregate offering price of up to $500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $450,000,000 offered by means of a prospectus supplement dated November 7, 2022 and an accompanying prospectus dated November 7, 2022 pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-268205)
filed on November 7, 2022. Of those shares of common stock, shares of common stock having an aggregate offering price of $404,793,223 have been sold. As such, securities with an aggregate offering price of $45,206,777 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $4,981.78 were previously paid to the SEC on November 7, 2022 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.

Termination / Withdrawal Statement
(1)
Four Corners Property Trust, Inc. (the “Company”) is registering shares of common stock having a proposed maximum aggregate offering price of up to $500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $450,000,000 offered by means of a prospectus supplement dated November 7, 2022 and an accompanying prospectus dated November 7, 2022 pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-268205)
filed on November 7, 2022. Of those shares of common stock, shares of common stock having an aggregate offering price of $404,793,223 have been sold. As such, securities with an aggregate offering price of $45,206,777 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $4,981.78 were previously paid to the SEC on November 7, 2022 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Four Corners Property Trust, Inc.
Form or Filing Type	S-3
File Number	333-268205
Filing Date	Nov. 07, 2022
Security Type Associated with Fee Offset Claimed	0
Security Title Associated with Fee Offset Claimed	0
Unsold Securities Associated with Fee Offset Claimed	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Fee Paid with Fee Offset Source	$ 39,410.84
Offset Note
(1)
Four Corners Property Trust, Inc. (the “Company”) is registering shares of common stock having a proposed maximum aggregate offering price of up to $500,000,000 pursuant to the prospectus supplement to which this Exhibit 107 relates (the “Current Prospectus Supplement”). The Company has previously registered shares of common stock having a proposed maximum aggregate offering price of up to $450,000,000 offered by means of a prospectus supplement dated November 7, 2022 and an accompanying prospectus dated November 7, 2022 pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-268205)
filed on November 7, 2022. Of those shares of common stock, shares of common stock having an aggregate offering price of $404,793,223 have been sold. As such, securities with an aggregate offering price of $45,206,777 offered hereby are unsold securities previously registered on the Prior Prospectus Supplement, for which filing fees of $4,981.78 were previously paid to the SEC on November 7, 2022 and will continue to be applied to such unsold securities. The offering pursuant to the Prior Prospectus Supplement has been completed and the unsold securities thereunder will be offered pursuant to the Current Prospectus Supplement.